Annual Total Returns- JPMorgan Sustainable Municipal Income Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Sustainable Municipal Income Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.73%	4.56%	(1.37%)	6.40%	2.92%	0.06%	3.80%	1.09%	6.28%	4.82%